Investments (Details) - Schedule of expected credit losses and impairment provision for the bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of expected credit losses and impairment provision for the bonds [Abstract]
Opening balance	$ 463	$ 397
Addition of provision for investment held at amortized cost	166	66
Ending balance	$ 629	$ 463